Consolidated statement of cashflows - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Cash flows from operating activities
Payment to suppliers and employees	$ (8,069)	$ (9,345)	$ (4,848)
Net cash flows used in operating activities (inclusive of GST)	(8,069)	(9,345)	(4,848)
Cash flows from investing activities
Expenditure on mining exploration and evaluation	(33,333)	(28,436)	(17,694)
Purchase of equipment	(601)	0	(5)
Interest received	1,462	49	29
Net cash flows used in investing activities	(32,472)	(28,387)	(17,670)
Cash flows from financing activities
Proceeds from the issue of shares	0	71,793	61,472
Proceeds from exercise of options	0	5,689	0
Equity raising expenses	(12)	(1,928)	(2,700)
Payments of lease liability	(213)	(162)	(79)
Net cash flows received / (used in) financing activities	(225)	75,392	58,693
Net increase / (decrease) in cash held	(40,766)	37,660	36,175
Cash at the beginning of the financial year	94,177	62,475	26,264
Effect of exchange rate fluctuations on balances of cash held in USD	(702)	(5,958)	36
Closing cash carried forward	$ 52,709	$ 94,177	$ 62,475